Note 12 - Stockholders' Equity and Stock-based Compensation - Summary of Transactions Under the Stock Option Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 12 - Stockholders' Equity and Stock-based Compensation - Summary of Transactions Under the Stock Option Plans (Details)
Option price per share, lower limit (in dollars per share)	$ 3.100	$ 3.100	$ 3.100	$ 3.100
Option price per share, upper limit (in dollars per share)	$ 151.3535	$ 151.3535	$ 151.3535	$ 245.8585
Balance, outstanding (in shares)	689,209	785,890	890,341
Balance, vested (in shares)	533,715	474,905	435,278
Balance, available for grant (in shares)	736,618	732,720	488,403
Increase in shares authorized (in shares)		1,200,000
Granted, option price per share (in dollars per share)	$ 0		$ 24.50
Granted (in shares)	0	20,000	10,000
Vested (in shares)	96,497	167,991	153,944
Exercised, option price per share (in dollars per share)	$ 3.10	$ 3.10	$ 3.10
Exercised (in shares)	(5,000)	(86,900)	(70,086)
Cancelled/forfeited, option price per share, lower limit (in dollars per share)	$ 3.10	$ 13.15	$ 3.10
Cancelled/forfeited, option price per share, upper limit (in dollars per share)	$ 107.85	$ 107.85	$ 245.85
Cancelled/forfeited (in shares)	150,889	29,781	44,365
Cancelled/forfeited (in shares)	140,889	22,281	44,231
Cancelled/forfeited (in shares)	76,460	10,799	2,568
Restricted stock granted out of option plans (in shares)	67,500	157,155	996,775
Vested restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans (in shares)	139,700	170,254	48,524
Granted, option price per share, lower limit (in dollars per share)		$ 6.79
Granted, option price per share, upper limit (in dollars per share)		$ 8.43
Balance, outstanding (in shares)	533,320	689,209	785,890	890,341
Balance, vested (in shares)	484,323	533,715	474,905	435,278
Balance, available for grant (in shares)	885,278	736,618	732,720	488,403